Income Taxes - Components of the Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 31,508	$ 15,307
Research and development tax credits	3,794	2,127
Stock-based compensation	2,055	585
Accruals and reserves	1,009	405
Deferred revenue	2,487	1,286
Other	230	71
Gross deferred tax assets	41,083	19,781
Valuation allowance	(38,310)	(19,302)
Net deferred tax assets	2,773	479
Deferred tax liabilities:
Property and equipment	(1,313)	(436)
Intangible assets	(1,460)	(43)
Net deferred tax assets	$ 0	$ 0